Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners has agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half amounted to $2,770 was paid during the year ended December 31, 2017 and the second half amounted to $2,770 was paid during the year ended December 31, 2018. As of June 30, 2020, the total amount of $6,651, including refundable upon vessel’s redelivery expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in two new building Kamsarmax vessels. Each vessel has approximately 81,000 dwt and is being bareboat chartered-in for ten years. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charter. Navios Partners has agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $4,300 was paid during the period ended June 30, 2020, $5,734 will be paid in July 2020 and the remaining amount of $860 will be paid upon the delivery of the vessels. As of June 30, 2020, the total amount of $5,949, including expenses, is presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets. The vessels are expected to be delivered by the first half of 2021.

As of June 30, 2020, the Company’s future minimum lease commitments under the Company’s charter-in contracts, are as follows:

Amount
2021	$2,258
2022	6,669
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,403

Total	$61,893